UNITED
                                     STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2006

Check here if Amendment            [ ]; Amendment Number: ______
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Old Mutual Capital, Inc.
Address:          4643 S. Ulster Street, 6th Floor
                  Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James F. Lummanick
Title:        Chief Compliance Officer
Phone:        720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick              Denver, Colorado          February 9, 2007

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
---------------------------  --------------------------------------------------
028-05990                    Acadian Asset Management, Inc.
028-04895                    Analytic Investors, Inc.
028-01006                    Barrow, Hanley, Mewhinney & Strauss, Inc.
028-05573                    CastleArk Management LLC
028-02989                    Clay Finlay Inc.
028-10449                    Columbus Circle Investors
028-11628                    Copper Rock Capital Partners, LLC
028-01666                    Eagle Asset Management, Inc.
028-04321                    Heitman Real Estate Securities LLC
028-01904                    Liberty Ridge Capital, Inc.
028-01874                    Munder Capital Management
028-00969                    Provident Investment Counsel
028-04041                    Thompson, Siegel & Walmsley, Inc.
028-03659                    Thomson Horstmann & Bryant Inc
028-02924                    Turner Investment Partners, Inc.